S000037523 [Member] Expense Example - Vaughan Nelson Select Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 680
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,827
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	995
Expense Example, with Redemption, 10 Years	1,962
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	$ 928